SCHEDULE I PARENT COMPANY ONLY FINANCIAL STATEMENTS PARENT COMPANY ONLY FOOTNOTES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Sep. 07, 2013	Sep. 25, 2013	Jun. 12, 2012	Dec. 31, 2013	Aug. 02, 2013	Dec. 25, 2012	Mar. 15, 2012	Nov. 10, 2010	Dec. 25, 2012 RSUs 2012 Stock Award Plan	Dec. 31, 2013 RSUs 2012 Stock Award Plan	Mar. 25, 2014 Subsequent Event [Member]	Feb. 07, 2014 Subsequent Event [Member] RSUs 2012 Stock Award Plan	Jan. 17, 2014 Subsequent Event [Member] RSUs 2012 Stock Award Plan	Feb. 07, 2014 Subsequent Event [Member] Performance Shares [Member] 2012 Stock Award Plan
Parent Company Only Footnotes [Line Items]
Common stock, shares issued (in shares)		13,200,000		63,789,730		50,569,730
Proceeds from Issuance, initial public offering, net of expenses				$ 168,901
Common stock, shares authorized (in shares)				200,000,000	200,000,000	200,000,000	2,000,000	1,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.0113946		1,000.0000000	50
Units outstanding, net of forfeitures										613,963
Units granted									12,552			111,589	103,886	111,610
Common stock, par value (in dollars per share)				$ 0.01		$ 0.01		$ 0.01
Stock Issued During Period, Shares, Restricted Stock Award, Gross		20,000
Distributions declared, but unpaid				$ 7,654							$ 7,700
Common Stock, Dividends, Per Share, Declared				$ 0.12							$ 0.12